Non-Cash Share-Based Compensation - Assumptions Used in Black-Scholes Option Pricing Model to Determine Fair Value of Share Options Granted to Employees and Directors (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Expected option life (years)	6 years 3 months 18 days	6 years 1 month 6 days
Expected volatility	76.90%	77.40%
Risk-free interest rate	1.10%	0.40%